Stock Based Compensation Plan - Schedule of Stock-Based Compensation Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
General and administrative	$ 19,826	$ 14,214
Total stock-based compensation expense	4,517	2,316
Research and Development Expense
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Research and development	1,612	736
General and Administrative Expense
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
General and administrative	$ 2,905	$ 1,580